ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES

12.           ACCRUED LIABILITIES

Accrued liabilities consist of the following:

	December 31
	2012	2011
	(Millions of Dollars)
Accrued compensation	$153	$163
Accrued rebates ..	113	109
Alleged defective products ..	42	5
Non-income tax payable	36	25
Accrued product returns	22	16
Accrued professional services	17	14
Accrued income taxes	15	24
Restructuring liabilities	12	8
Accrued warranty	12	2
Other	1	1

	$423	$367

During the fourth quarter of 2012, the Company determined that it was not properly accounting for alleged defective products as it was recording an expense when a claim was made by a customer as opposed to at point of sale. The Company performed an analysis and determined that it needed to increase its alleged defective products liability by $37 million to $42 million as of December 31, 2012. See Note 10 for additional error correction details.